Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Investment companies: 98.71%
Affiliated master portfolios: 64.23%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 39,421,952
Allspring Core Bond Portfolio		48,435,454
Allspring Disciplined Large Cap Portfolio		6,666,174
Allspring Emerging Growth Portfolio		308,056
Allspring Factor Enhanced Emerging Markets Equity Portfolio		321,561
Allspring Factor Enhanced International Equity Portfolio		2,975,577
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,551,701
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		462,074
Allspring Real Return Portfolio		4,010,668
Allspring Small Company Value Portfolio		308,021
		104,461,238
Alternative investment funds: 6.02%
Allspring Alternative Risk Premia Fund Class R6 ♠†	285,083	2,639,867
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,098,015	7,159,060
		9,798,927
Bond funds: 17.82%
Allspring Global Investment Grade Credit Fund Class R6 ♠	558,117	4,822,131
Allspring High Yield Bond Fund Institutional Class ♠	2,742,355	8,007,678
Allspring Income Plus Fund Institutional Class ♠	1,865,205	16,152,675
		28,982,484
Exchange-traded funds: 5.95%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	28,632	804,273
iShares Core MSCI EAFE ETF	24,068	1,402,922
iShares Core MSCI Emerging Markets ETF	13,167	638,073
iShares Core S&P 500 ETF	4,680	1,858,802
iShares Core S&P Small-Cap ETF	9,499	923,303
iShares Core U.S. Aggregate Bond ETF	40,141	4,042,600
		9,669,973
Multi-asset funds: 3.45%
Allspring Diversified Income Builder Fund Class R6 ♠	1,055,227	5,613,808
Stock funds: 1.24%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	66,094	608,727
Allspring Emerging Markets Equity Fund Class R6 ♠	20,018	481,031
Allspring Premier Large Company Growth Fund Class R6 ♠†	49,253	609,265
Allspring Special Large Cap Value Fund Class R6 ♠†	27,937	312,890
		2,011,913
Total Investment companies (Cost $170,615,985)		160,538,343

See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.68%
Investment companies: 0.68%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	1,100,002	$ 1,100,002
Total Short-term investments (Cost $1,100,002)				1,100,002
Total investments in securities (Cost $171,715,987)	99.39%			161,638,345
Other assets and liabilities, net	0.61			988,136
Total net assets	100.00%			$162,626,481

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$2,785,847	$2,089	$(240,988)	$(18,672)	$111,591	$2,639,867
Allspring Discovery Large Cap Growth Fund Class R6†	698,564	17,695	(115,798)	9,770	(1,504)	608,727
Allspring Diversified Income Builder Fund Class R6	6,126,706	65,264	(311,641)	(40,733)	(225,788)	5,613,808
Allspring Emerging Markets Equity Fund Class R6	538,374	11,770	(36,257)	(17,314)	(15,542)	481,031
Allspring Global Investment Grade Credit Fund Class R6	5,201,022	29,570	(222,141)	(42,112)	(144,208)	4,822,131
Allspring High Yield Bond Fund Institutional Class	8,791,749	165,312	(526,054)	(76,684)	(346,645)	8,007,678
Allspring Income Plus Fund Institutional Class	17,365,555	207,519	(841,018)	(87,058)	(492,323)	16,152,675
Allspring Premier Large Company Growth Fund Class R6†	698,985	17,265	(106,988)	(15,582)	15,585	609,265
Allspring Special Large Cap Value Fund Class R6†	349,550	6,981	(30,149)	(2,468)	(11,024)	312,890
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	3,366,768	(3,366,768)	0	0	1,100,002
				$(290,853)	$(1,109,858)	$40,348,074

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Income Allocation Fund

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	285,083	$0
Allspring Discovery Large Cap Growth Fund Class R6†	66,094	0
Allspring Diversified Income Builder Fund Class R6	1,055,227	65,263
Allspring Emerging Markets Equity Fund Class R6	20,018	0
Allspring Global Investment Grade Credit Fund Class R6	558,117	29,570
Allspring High Yield Bond Fund Institutional Class	2,742,355	112,483
Allspring Income Plus Fund Institutional Class	1,865,205	135,957
Allspring Premier Large Company Growth Fund Class R6†	49,253	0
Allspring Special Large Cap Value Fund Class R6†	27,937	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	469
		$343,742

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	10.18%	14.24%	$(891,062)	$97,756	$183,285	$0	$18,344	$39,421,952
Allspring Core Bond Portfolio	1.06	1.03	(1,036,038)	(253,824)	339,904	0	9,215	48,435,454
Allspring Disciplined Large Cap Portfolio	2.80	2.74	27,931	(339,711)	0	33,789	508	6,666,174
Allspring Emerging Growth Portfolio	0.09	0.08	(11,374)	24,752	0	211	106	308,056
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.28	(11,222)	(22,651)	0	5,384	47	321,561
Allspring Factor Enhanced International Equity Portfolio	0.61	0.65	(44,426)	(300,288)	0	16,211	424	2,975,577
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.29	0.32	54,268	(115,300)	0	6,597	141	1,551,701
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.35	0.38	(3,602)	(2,742)	0	2,065	60	462,074
Allspring Real Return Portfolio	1.86	1.87	(4,009)	(173,924)	91,462	3,950	133	4,010,668
Allspring Small Company Value Portfolio	0.06	0.05	3,102	(20,094)	0	1,529	99	308,021
			$(1,916,432)	$(1,106,026)	$614,651	$69,736	$29,077	$104,461,238
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	67	9-16-2022	$4,681,072	$4,925,170	$244,098	$0
E-Mini Energy Select Sector Futures	26	9-16-2022	2,026,092	2,179,580	153,488	0
MSCI Emerging Markets Index	67	9-16-2022	3,381,935	3,289,365	0	(92,570)
Australian Dollar Futures	53	9-19-2022	3,810,849	3,629,175	0	(181,674)
Japanese Yen Futures	54	9-19-2022	4,990,208	4,872,150	0	(118,058)
10-Year U.S. Treasury Notes	141	12-20-2022	16,597,617	16,483,781	0	(113,836)
Short
E-Mini Russell 2000 Index	(4)	9-16-2022	(381,362)	(368,920)	12,442	0
E-Mini S&P 500 Index Futures	(47)	9-16-2022	(9,575,776)	(9,297,775)	278,001	0
Euro Stoxx 50 Index	(68)	9-16-2022	(2,384,306)	(2,405,449)	0	(21,143)
MSCI EAFE Index	(7)	9-16-2022	(656,915)	(639,485)	17,430	0
MSCI Emerging Markets Index	(5)	9-16-2022	(248,569)	(245,475)	3,094	0
British Pound Futures	(48)	9-19-2022	(3,776,006)	(3,485,400)	290,606	0
Euro FX Futures	(39)	9-19-2022	(4,979,669)	(4,902,300)	77,369	0
U.S. Ultra Treasury Bonds	(39)	12-20-2022	(5,841,381)	(5,830,500)	10,881	0
					$1,087,409	$(527,281)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Spectrum Income Allocation Fund  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$56,077,105	$0	$0	$56,077,105
Short-term investments
Investment companies	1,100,002	0	0	1,100,002
Investments measured at net asset value*				104,461,238
	57,177,107	0	0	161,638,345
Futures contracts	1,087,409	0	0	1,087,409
Total assets	$58,264,516	$0	$0	$162,725,754
Liabilities
Futures contracts	$527,281	$0	$0	$527,281
Total liabilities	$527,281	$0	$0	$527,281

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $104,461,238 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $826,335 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Funds did not have any transfers into/out of Level 3.

6  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

Allspring Spectrum Income Allocation Fund  |  7